Summary of Significant Accounting Policies - Newly Adopted Accounting Standards (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016
Summary of Significant Accounting Policies
Revenues, net	$ 242,998	$ 242,309	$ 242,897	$ 243,297	$ 476,334	$ 480,324	$ 719,332	$ 723,221	$ 968,468	$ 917,634
Cost of revenues, excluding depreciation and amortization
Cost of revenues, excluding depreciation and amortization	(87,117)	(87,629)	(93,993)	(102,042)	(176,896)	(207,212)	(264,013)	(301,205)	(396,499)	(394,215)
Selling, general and administrative costs, excluding depreciation and amortization	(96,017)	(92,453)	(92,871)	(92,394)	(184,749)	(187,721)	(280,766)	(280,592)	(369,377)	(343,143)
Total operating expenses	(207,154)	(278,890)	(261,828)	(277,727)	(538,834)	(560,646)	(745,988)	(822,474)	(1,074,176)	(1,064,661)
Loss from operations	35,844	(36,581)	(18,931)	(34,430)	(62,500)	(80,322)	(26,656)	(99,253)	(105,708)	(147,027)
Loss before income tax	12,475	(74,049)	(51,483)	(66,933)	(133,069)	(143,624)	(120,594)	(195,107)	(236,513)	(285,223)
Net loss	10,831	(77,761)	(54,727)	(66,944)	(137,021)	(143,981)	(126,190)	(198,708)	(242,162)	(263,930)
Prepaid expenses	34,927	39,238			39,238		34,927		31,021	28,395
Total current assets	361,273	365,471			365,471		361,273		408,612	443,908
Other non-current assets	19,368	23,890			23,890		19,368		26,556	60,029
TOTAL ASSETS	3,650,293	3,688,236			3,688,236		3,650,293		3,709,674	4,005,111
Current portion of deferred revenues	330,786	404,753	391,102	391,102	404,753	391,102	330,786	391,102	391,102	361,260			$ 333,944
Total current liabilities	560,295	602,355			602,355		560,295		643,714	661,073
TOTAL LIABILITIES	2,277,786	2,331,582			2,331,582		2,277,786		2,659,067	2,719,005
Accumulated deficit	(758,451)	(769,282)			(769,282)		(758,451)		(632,261)	(390,099)
Total stockholders' equity	1,372,507	1,356,654	$ 1,098,104	$ 1,151,548	1,356,654	$ 1,151,548	1,372,507	$ 1,098,104	1,050,607	1,286,106	$ 990,772	$ 1,220,799	$ 1,505,361
Total Liabilities and Shareholders' Equity	$ 3,650,293	$ 3,688,236			$ 3,688,236		$ 3,650,293		$ 3,709,674	4,005,111
ASU 2014-09 | As Previously Reported
Summary of Significant Accounting Policies
Revenues, net										919,749
Cost of revenues, excluding depreciation and amortization
Cost of revenues, excluding depreciation and amortization										(394,264)
Selling, general and administrative costs, excluding depreciation and amortization										(346,836)
Total operating expenses										(1,068,403)
Loss from operations										(148,654)
Loss before income tax										(286,850)
Net loss										(265,557)
Prepaid expenses										29,465
Total current assets										444,978
Other non-current assets										54,569
TOTAL ASSETS										4,000,721
Current portion of deferred revenues										356,002
Total current liabilities										655,815
TOTAL LIABILITIES										2,713,747
Accumulated deficit										(389,231)
Total stockholders' equity										1,286,974
Total Liabilities and Shareholders' Equity										4,000,721
ASU 2014-09 | Adjustments
Summary of Significant Accounting Policies
Revenues, net										(2,115)
Cost of revenues, excluding depreciation and amortization
Cost of revenues, excluding depreciation and amortization										49
Selling, general and administrative costs, excluding depreciation and amortization										3,693
Total operating expenses										3,742
Loss from operations										1,627
Loss before income tax										1,627
Net loss										1,627
Prepaid expenses										(1,070)
Total current assets										(1,070)
Other non-current assets										5,460
TOTAL ASSETS										4,390
Current portion of deferred revenues										5,258
Total current liabilities										5,258
TOTAL LIABILITIES										5,258
Accumulated deficit										(868)
Total stockholders' equity										(868)
Total Liabilities and Shareholders' Equity										$ 4,390